Pilgrim Baxter & Associates, Ltd.

1400 Liberty Ridge Drive

Wayne, Pennsylvania 19087

Phone (610) 647-4100

January 16, 2002

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: PBHG Funds (File numbers: 2-99810 and 811-04391)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act does not differ from that contained in Post-Effective Amendment No. 53 to the Registration Statement of PBHG Funds, which was filed electronically with the Securities and Exchange Commission on January 11, 2002.

If you have any questions or comments, please do not hesitate to call the undersigned at (610) 578-1206.

Sincerely,

/s/John M. Zerr

John M. Zerr

Vice President and Secretary